Other Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 27, 2022	Apr. 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Aug. 24, 2016
Statements [Line Items]
Reduction in research and development expenses			$ 1,159	$ 3,863
Liabilities related to unspent grant funds			28,609		$ 32,065
Grant for manufacturing equipment			18,855		$ 20,988
Reduction in manufacturing expenses			2,133	1,999
Settlement expiration of Investment Financing	three-year
Par value per share						$ 0.001
Number of trading day immediately following the Expiry Date		20 days
Fair value charged to finance expenses			$ 11,000	1,600
Bottom of range [member] | Ordinary shares [Member]
Statements [Line Items]
Par value per share	$ 0.0000028
Top of range [member] | Ordinary shares [Member]
Statements [Line Items]
Par value per share	$ 7.25
Investor [Member] | Instrument Financing Agreement [Member]
Statements [Line Items]
Initial investment received in cash		$ 26,100
Maximum limit of investment		$ 50,000
Percentage of royalty payments		20.00%
Investor [Member] | Royalty Agreement [Member]
Statements [Line Items]
Additional investment made by investors				$ 15,400
Investors payment due description				The Investors have agreed to extend the Instrument Financing Payment that was due on May 15, 2023 until the earlier of (i) the completion by the Company of a $75 million equity financing or (ii) September 30, 2023.
Equity financing				$ 75,000